Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Deposit	$ 481,044	$ 461,015
Purchased notes, net	2,804	2,689
Notes issued	253,976	240,149
Payable on fixed date [member]
Disclosure Of Deposits [line items]
Deposit	240,646
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [line items]
Deposit	5,714	190
Cibc capital trust [member]
Disclosure Of Deposits [line items]
Notes issued	303	1,600
Denominated in U.S. dollars [member]
Disclosure Of Deposits [line items]
Deposit	160,200	155,500
Denominated in other foreign currencies [member]
Disclosure Of Deposits [line items]
Deposit	$ 26,900	$ 24,300